Retirement Plans - Defined Benefit Plans - Reconciliation of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012		Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year			$ 38,883	[1]	$ 29,258	$ 29,258		$ 22,515
Actual net return (loss) on plan assets						801		2,420
Employer contributions	2,100	1,800	4,000		3,300	9,617		4,929	6,900
Benefits paid						(793)		(606)
Plan assets at fair value, end of fiscal year	$ 43,765		$ 43,765			$ 38,883	[1]	$ 29,258	$ 22,515

[1]	Value is determined based on the net asset value of units held by the plan at period end.